Condensed Consolidated Interim Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Cash flows provided by (used in) operating activities:
Net loss for the period	$ (1,625)	$ (3,223)
Adjustments for non-cash items:
Share-based compensation expense	1,176	2,180
(Decrease) increase in deferred tax liability	(2,552)	121
Income on fair value of warrant liability	(1)	(369)
Fair value of shares issued for services	30	30
Share of loss in associate	60	44
Accounts receivable	(44)	(215)
Prepaid expenses and other receivables	(408)	394
Accounts payable and accrued liabilities	1,188	(544)
Other		2
Net cash used in operating activities	(2,176)	(1,580)
Cash flows provided by (used in) financing activities:
Proceeds from shares issued under registered offering		29,093
Share issuance costs		(1,666)
Net cash provided by financing activities		27,427
(Decrease) increase in cash and cash equivalents during period	(2,176)	25,847
Cash and cash equivalents at beginning of period	23,352	2,770
Cash and cash equivalents at end of period	21,176	28,617
Supplemental disclosure of cash flow information:
Cash paid for interest		11
Increase in accounts payable for stock issuance costs		$ 210